Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.58%
Communication services: 6.51%
Entertainment: 0.88%
Spotify Technology SA†	2,428	$640,749
Interactive media & services: 5.63%
Alphabet, Inc. Class A†	12,824	1,935,526
Meta Platforms, Inc. Class A	4,484	2,177,341
		4,112,867
Consumer discretionary: 16.01%
Automobiles: 1.22%
Ferrari NV	2,040	889,318
Broadline retail: 8.72%
Amazon.com, Inc.†	28,603	5,159,409
MercadoLibre, Inc.†	795	1,202,009
		6,361,418
Hotels, restaurants & leisure: 3.27%
Chipotle Mexican Grill, Inc.†	603	1,752,782
DraftKings, Inc. Class A†	13,990	635,286
		2,388,068
Household durables: 1.40%
PulteGroup, Inc.	8,452	1,019,480
Specialty retail: 1.40%
Home Depot, Inc.	2,672	1,024,979
Consumer staples: 1.44%
Beverages: 1.44%
Celsius Holdings, Inc.†	12,630	1,047,280
Financials: 11.62%
Capital markets: 3.90%
Blue Owl Capital, Inc.	29,924	564,367
Intercontinental Exchange, Inc.	8,064	1,108,235
Tradeweb Markets, Inc. Class A	11,270	1,173,996
		2,846,598
Financial services: 6.09%
Fiserv, Inc.†	7,150	1,142,713
Visa, Inc. Class A	11,843	3,305,145
		4,447,858
Insurance: 1.63%
Progressive Corp.	5,732	1,185,492
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Health care: 12.06%
Health care equipment & supplies: 3.55%
DexCom, Inc.†	9,618	$1,334,017
Intuitive Surgical, Inc.†	3,147	1,255,936
		2,589,953
Health care providers & services: 1.90%
UnitedHealth Group, Inc.	2,808	1,389,118
Health care technology: 1.36%
Veeva Systems, Inc. Class A†	4,274	990,243
Life sciences tools & services: 2.31%
Bio-Techne Corp.	10,493	738,602
Danaher Corp.	3,789	946,189
		1,684,791
Pharmaceuticals: 2.94%
Eli Lilly & Co.	1,327	1,032,353
Zoetis, Inc.	6,606	1,117,801
		2,150,154
Industrials: 9.74%
Commercial services & supplies: 3.45%
Tetra Tech, Inc.	5,635	1,040,841
Waste Connections, Inc.	8,594	1,478,254
		2,519,095
Electrical equipment: 1.67%
Vertiv Holdings Co.	14,962	1,221,947
Ground transportation: 1.64%
Old Dominion Freight Line, Inc.	5,440	1,193,046
Industrial conglomerates: 1.54%
General Electric Co.	6,412	1,125,498
Machinery: 1.44%
RBC Bearings, Inc.†	3,886	1,050,580
Information technology: 38.90%
Communications equipment: 1.80%
Motorola Solutions, Inc.	3,692	1,310,586
Electronic equipment, instruments & components: 2.20%
Teledyne Technologies, Inc.†	2,040	875,813
Zebra Technologies Corp. Class A†	2,428	731,896
		1,607,709
IT services: 3.75%
Gartner, Inc.†	2,234	1,064,881
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
IT services(continued)
Globant SA†	5,343	$1,078,752
MongoDB, Inc.†	1,660	595,342
		2,738,975
Semiconductors & semiconductor equipment: 9.94%
Advanced Micro Devices, Inc.†	7,675	1,385,261
Analog Devices, Inc.	4,274	845,354
Entegris, Inc.	6,801	955,812
KLA Corp.	1,458	1,018,515
Monolithic Power Systems, Inc.	1,516	1,026,969
NVIDIA Corp.	2,235	2,019,457
		7,251,368
Software: 21.21%
Cadence Design Systems, Inc.†	3,789	1,179,440
CCC Intelligent Solutions Holdings, Inc.†	74,968	896,617
Crowdstrike Holdings, Inc. Class A†	2,914	934,199
Datadog, Inc. Class A†	7,481	924,652
Microsoft Corp.	20,523	8,634,437
ServiceNow, Inc.†	1,983	1,511,839
Workday, Inc. Class A†	3,497	953,807
Zscaler, Inc.†	2,331	449,020
		15,484,011
Materials: 2.55%
Chemicals: 1.79%
Sherwin-Williams Co.	3,760	1,305,961
Construction materials: 0.76%
Vulcan Materials Co.	2,040	556,757
Real estate: 0.75%
Specialized REITs : 0.75%
SBA Communications Corp.	2,526	547,384
Total common stocks (Cost $36,116,214)		72,681,283

		Yield
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Government Money Market Fund Select Class♠∞		5.25%	530,639	530,639
Total short-term investments (Cost $530,639)				530,639
Total investments in securities (Cost $36,646,853)	100.31%			73,211,922
Other assets and liabilities, net	(0.31)			(227,481)
Total net assets	100.00%			$72,984,441

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$311,643	$2,885,683	$(2,666,687)	$0	$0	$530,639	530,639	$4,779
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery All Cap Growth Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,753,616	$0	$0	$4,753,616
Consumer discretionary	11,683,263	0	0	11,683,263
Consumer staples	1,047,280	0	0	1,047,280
Financials	8,479,948	0	0	8,479,948
Health care	8,804,259	0	0	8,804,259
Industrials	7,110,166	0	0	7,110,166
Information technology	28,392,649	0	0	28,392,649
Materials	1,862,718	0	0	1,862,718
Real estate	547,384	0	0	547,384
Short-term investments
Investment companies	530,639	0	0	530,639
Total assets	$73,211,922	$0	$0	$73,211,922
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund) | 5